INCOME TAXES (Schedule of Deferred Tax Assets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Deferred tax asset for NOL carryforwards	$ 8,647,000	$ 7,084,000
Share-based compensation	2,966,000	2,390,000
Accrued expenses	17,000	17,000
Valuation allowance	(11,630,000)	(9,491,000)
Net deferred tax assets